Income Tax (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
U.S. federal corporate income tax rate	21.00%	21.00%	35.00%
Recognized a reduction in interest and penalties			$ 5
Accruals for payment of interest and penalties	$ 2	$ 2